Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted (Loss) Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Computation of Basic and Diluted (Loss) Earnings Per Share [Abstract]
Net (loss) income from continuing operations	$ (167,456)	$ 917,104
Net income (loss) from discontinued operations	3,587,371	(7,252,983)
Net income (loss)	$ 3,419,915	$ (6,335,879)
(Loss) earnings per share from continuing operations – basic	$ 0	$ 0.02
(Loss) earnings per share from continuing operations – diluted	0	0.02
Earnings (loss) per share from discontinued operations – basic	0.07	(0.17)
Earnings (loss) per share from discontinued operations – diluted	0.07	(0.17)
Earnings (loss) per share – basic	0.07	(0.15)
Earnings (loss) per share – diluted	$ 0.07	$ (0.15)
Weighted average shares – basic	49,389,922	41,755,549
Weighted average shares – diluted	49,389,922	41,755,549